Financial Instruments (Derivative Listings) (Details)	12 Months Ended
Dec. 31, 2015 USD ($) $ / gal gal
Interest Rate Swap One [Member]
Derivative [Line Items]
Date entered	Aug. 30, 2013
Effective date	Sep. 30, 2013
Expiration date	Sep. 29, 2023
Notional amount	$ 35,000,000
Fixed interest rate (plus applicable margin)	2.97%
Variable interest rate received	0.23%
Interest Rate Swap Two [Member]
Derivative [Line Items]
Date entered	Aug. 30, 2013
Effective date	Sep. 30, 2013
Expiration date	Sep. 29, 2023
Notional amount	$ 40,000,000
Fixed interest rate (plus applicable margin)	2.96%
Variable interest rate received	0.23%
Interest Rate Swap Three [Member]
Derivative [Line Items]
Date entered	Sep. 06, 2013
Effective date	Sep. 30, 2013
Expiration date	Sep. 30, 2016
Notional amount	$ 25,000,000
Fixed interest rate (plus applicable margin)	1.10%
Variable interest rate received	0.23%
Interest Rate Swap Four [Member]
Derivative [Line Items]
Date entered	Sep. 06, 2013
Effective date	Sep. 30, 2013
Expiration date	Sep. 30, 2016
Notional amount	$ 25,000,000
Fixed interest rate (plus applicable margin)	1.10%
Variable interest rate received	0.23%
Interest Rate Swap Five [Member]
Derivative [Line Items]
Date entered	Sep. 06, 2013
Effective date	Sep. 30, 2013
Expiration date	Sep. 28, 2018
Notional amount	$ 25,000,000
Fixed interest rate (plus applicable margin)	1.95%
Variable interest rate received	0.23%
Interest Rate Swap Six [Member]
Derivative [Line Items]
Date entered	Sep. 06, 2013
Effective date	Sep. 30, 2013
Expiration date	Sep. 28, 2018
Notional amount	$ 25,000,000
Fixed interest rate (plus applicable margin)	1.95%
Variable interest rate received	0.23%
Interest Rate Swap Seven [Member]
Derivative [Line Items]
Date entered	Sep. 19, 2013
Effective date	Sep. 30, 2013
Expiration date	Sep. 30, 2020
Notional amount	$ 25,000,000
Fixed interest rate (plus applicable margin)	2.30%
Variable interest rate received	0.23%
Interest Rate Swap Eight [Member]
Derivative [Line Items]
Date entered	Sep. 19, 2013
Effective date	Sep. 30, 2013
Expiration date	Sep. 30, 2020
Notional amount	$ 25,000,000
Fixed interest rate (plus applicable margin)	2.30%
Variable interest rate received	0.23%
Interest Rate Swap Nine [Member]
Derivative [Line Items]
Date entered	Sep. 24, 2013
Effective date	Sep. 30, 2013
Expiration date	Sep. 28, 2018
Notional amount	$ 25,000,000
Fixed interest rate (plus applicable margin)	1.60%
Variable interest rate received	0.23%
Interest Rate Swap Ten [Member]
Derivative [Line Items]
Date entered	Sep. 24, 2013
Effective date	Sep. 30, 2013
Expiration date	Sep. 28, 2018
Notional amount	$ 25,000,000
Fixed interest rate (plus applicable margin)	1.60%
Variable interest rate received	0.23%
Interest Rate Swap Eleven [Member]
Derivative [Line Items]
Date entered	Oct. 21, 2013
Effective date	Oct. 31, 2013
Expiration date	Sep. 28, 2018
Notional amount	$ 25,000,000
Fixed interest rate (plus applicable margin)	1.51%
Variable interest rate received	0.23%
Interest Rate Swap Twelve [Member]
Derivative [Line Items]
Date entered	Oct. 21, 2013
Effective date	Oct. 31, 2013
Expiration date	Sep. 28, 2018
Notional amount	$ 25,000,000
Fixed interest rate (plus applicable margin)	1.53%
Variable interest rate received	0.23%
Interest Rate Swap Thirteen [Member]
Derivative [Line Items]
Date entered	Oct. 25, 2013
Effective date	Oct. 31, 2013
Expiration date	Sep. 29, 2023
Notional amount	$ 15,000,000
Fixed interest rate (plus applicable margin)	2.65%
Variable interest rate received	0.23%
Interest Rate Swap Fourteen [Member]
Derivative [Line Items]
Date entered	Oct. 25, 2013
Effective date	Oct. 31, 2013
Expiration date	Sep. 29, 2023
Notional amount	$ 20,000,000
Fixed interest rate (plus applicable margin)	2.64%
Variable interest rate received	0.23%
Interest Rate Swap Fifteen [Member]
Derivative [Line Items]
Date entered	Nov. 05, 2013
Effective date	Nov. 07, 2013
Expiration date	Sep. 28, 2018
Notional amount	$ 25,000,000
Fixed interest rate (plus applicable margin)	1.50%
Variable interest rate received	0.23%
Interest Rate Swap Sixteen [Member]
Derivative [Line Items]
Date entered	Nov. 05, 2013
Effective date	Nov. 07, 2013
Expiration date	Sep. 28, 2018
Notional amount	$ 25,000,000
Fixed interest rate (plus applicable margin)	1.50%
Variable interest rate received	0.23%
Interest Rate Swap Seventeen [Member]
Derivative [Line Items]
Date entered	Dec. 11, 2013
Effective date	Dec. 13, 2013
Expiration date	Sep. 30, 2020
Notional amount	$ 20,000,000
Fixed interest rate (plus applicable margin)	2.18%
Variable interest rate received	0.23%
Interest Rate Swap Eighteen [Member]
Derivative [Line Items]
Date entered	Dec. 11, 2013
Effective date	Dec. 13, 2013
Expiration date	Sep. 30, 2020
Notional amount	$ 20,000,000
Fixed interest rate (plus applicable margin)	2.17%
Variable interest rate received	0.23%
Interest Rate Swap Nineteen [Member]
Derivative [Line Items]
Date entered	Dec. 30, 2013
Effective date	Jan. 02, 2014
Expiration date	Sep. 29, 2023
Notional amount	$ 10,000,000
Fixed interest rate (plus applicable margin)	2.96%
Variable interest rate received	0.23%
Interest Rate Swap Twenty [Member]
Derivative [Line Items]
Date entered	Dec. 30, 2013
Effective date	Jan. 02, 2014
Expiration date	Sep. 30, 2016
Notional amount	$ 15,000,000
Fixed interest rate (plus applicable margin)	0.75%
Variable interest rate received	0.23%
Interest Rate Swap Twentyone [Member]
Derivative [Line Items]
Date entered	Dec. 30, 2013
Effective date	Jan. 02, 2014
Expiration date	Sep. 30, 2016
Notional amount	$ 15,000,000
Fixed interest rate (plus applicable margin)	0.79%
Variable interest rate received	0.23%
Interest Rate Swap Twentytwo [Member]
Derivative [Line Items]
Date entered	Dec. 30, 2013
Effective date	Jan. 02, 2014
Expiration date	Sep. 28, 2018
Notional amount	$ 15,000,000
Fixed interest rate (plus applicable margin)	1.62%
Variable interest rate received	0.23%
Interest Rate Swap Twentythree [Member]
Derivative [Line Items]
Date entered	Dec. 30, 2013
Effective date	Jan. 02, 2014
Expiration date	Sep. 28, 2018
Notional amount	$ 30,000,000
Fixed interest rate (plus applicable margin)	1.66%
Variable interest rate received	0.23%
Interest Rate Swap Twentyfour [Member]
Derivative [Line Items]
Date entered	Mar. 04, 2014
Effective date	Mar. 31, 2014
Expiration date	Mar. 31, 2021
Notional amount	$ 25,000,000
Fixed interest rate (plus applicable margin)	2.25%
Variable interest rate received	0.23%
Interest Rate Swap Twentyfive [Member]
Derivative [Line Items]
Date entered	Mar. 04, 2014
Effective date	Mar. 31, 2014
Expiration date	Mar. 28, 2024
Notional amount	$ 25,000,000
Fixed interest rate (plus applicable margin)	2.26%
Variable interest rate received	0.23%
Interest Rate Swap Twentysix [Member]
Derivative [Line Items]
Date entered	Mar. 04, 2014
Effective date	Mar. 31, 2014
Expiration date	Mar. 31, 2021
Notional amount	$ 25,000,000
Fixed interest rate (plus applicable margin)	2.25%
Variable interest rate received	0.23%
Interest Rate Swap Twentyseven [Member]
Derivative [Line Items]
Date entered	Mar. 04, 2014
Effective date	Mar. 31, 2014
Expiration date	Mar. 28, 2024
Notional amount	$ 25,000,000
Fixed interest rate (plus applicable margin)	2.78%
Variable interest rate received	0.23%
Interest Rate Swap Twentyeight [Member]
Derivative [Line Items]
Date entered	Mar. 17, 2014
Effective date	Mar. 31, 2014
Expiration date	Mar. 29, 2019
Notional amount	$ 20,000,000
Fixed interest rate (plus applicable margin)	1.67%
Variable interest rate received	0.23%
Interest Rate Swap Twentynine [Member]
Derivative [Line Items]
Date entered	Mar. 17, 2014
Effective date	Mar. 31, 2014
Expiration date	Mar. 29, 2019
Notional amount	$ 20,000,000
Fixed interest rate (plus applicable margin)	1.67%
Variable interest rate received	0.23%
Interest Rate Swap Thirty [Member]
Derivative [Line Items]
Date entered	Mar. 17, 2014
Effective date	Mar. 31, 2014
Expiration date	Mar. 31, 2021
Notional amount	$ 20,000,000
Fixed interest rate (plus applicable margin)	2.27%
Variable interest rate received	0.23%
Interest Rate Swap Thirtyone [Member]
Derivative [Line Items]
Date entered	Mar. 17, 2014
Effective date	Mar. 31, 2014
Expiration date	Mar. 31, 2021
Notional amount	$ 20,000,000
Fixed interest rate (plus applicable margin)	2.26%
Variable interest rate received	0.23%
Interest Rate Swap Thirtytwo [Member]
Derivative [Line Items]
Date entered	Mar. 17, 2014
Effective date	Mar. 31, 2014
Expiration date	Mar. 28, 2024
Notional amount	$ 30,000,000
Fixed interest rate (plus applicable margin)	2.79%
Variable interest rate received	0.23%
Interest Rate Swap Thirtythree [Member]
Derivative [Line Items]
Date entered	Mar. 28, 2014
Effective date	Mar. 31, 2014
Expiration date	Sep. 30, 2018
Notional amount	$ 35,000,000
Fixed interest rate (plus applicable margin)	1.64%
Variable interest rate received	0.23%
Interest Rate Swap Thirtyfour [Member]
Derivative [Line Items]
Date entered	Mar. 28, 2014
Effective date	Mar. 31, 2014
Expiration date	Mar. 31, 2017
Notional amount	$ 25,000,000
Fixed interest rate (plus applicable margin)	1.03%
Variable interest rate received	0.23%
Interest Rate Swap Thirtyfive [Member]
Derivative [Line Items]
Date entered	Jul. 24, 2014
Effective date	Jul. 31, 2014
Expiration date	Jun. 28, 2024
Notional amount	$ 20,000,000
Fixed interest rate (plus applicable margin)	2.65%
Variable interest rate received	0.23%
Commodity Contract One [Member] | UNITED STATES
Derivative [Line Items]
Date entered	Apr. 02, 2015
Notional amount (per month) | gal	84,000
Diesel rate paid | $ / gal	1.9
Diesel rate received variable	NYMEX Heating Oil Index
Effective date	Jan. 01, 2016
Expiration date	Dec. 31, 2016
Commodity Contract Two [Member] | UNITED STATES
Derivative [Line Items]
Date entered	Apr. 02, 2015
Notional amount (per month) | gal	84,000
Diesel rate paid | $ / gal	1.91
Diesel rate received variable	NYMEX Heating Oil Index
Effective date	Jan. 01, 2016
Expiration date	Dec. 31, 2016
Commodity Contract Three [Member] | UNITED STATES
Derivative [Line Items]
Date entered	Jul. 24, 2015
Notional amount (per month) | gal	84,000
Diesel rate paid | $ / gal	1.77
Diesel rate received variable	NY Harbor ULSD
Effective date	Jan. 01, 2016
Expiration date	Dec. 31, 2016
Commodity Contract Four [Member] | UNITED STATES
Derivative [Line Items]
Date entered	Jul. 24, 2015
Notional amount (per month) | gal	84,000
Diesel rate paid | $ / gal	1.88
Diesel rate received variable	NY Harbor ULSD
Effective date	Jan. 01, 2017
Expiration date	Dec. 31, 2017
Commodity Contract Five [Member] | UNITED STATES
Derivative [Line Items]
Date entered	Jul. 24, 2015
Notional amount (per month) | gal	84,000
Diesel rate paid | $ / gal	1.77
Diesel rate received variable	NYMEX Heating Oil Index
Effective date	Jan. 01, 2016
Expiration date	Dec. 31, 2016
Commodity Contract Six [Member] | UNITED STATES
Derivative [Line Items]
Date entered	Jul. 24, 2015
Notional amount (per month) | gal	84,000
Diesel rate paid | $ / gal	1.87
Diesel rate received variable	NYMEX Heating Oil Index
Effective date	Jan. 01, 2017
Expiration date	Dec. 31, 2017
Commodity Contract Seven [Member] | UNITED STATES
Derivative [Line Items]
Date entered	Nov. 13, 2015
Notional amount (per month) | gal	84,000
Diesel rate paid | $ / gal	1.53
Diesel rate received variable	NY Harbor ULSD
Effective date	Jan. 01, 2016
Expiration date	Dec. 31, 2016
Commodity Contract Eight [Member] | UNITED STATES
Derivative [Line Items]
Date entered	Nov. 13, 2015
Notional amount (per month) | gal	84,000
Diesel rate paid | $ / gal	1.53
Diesel rate received variable	NYMEX Heating Oil Index
Effective date	Jan. 01, 2016
Expiration date	Dec. 31, 2016
Commodity Contract Nine [Member] | UNITED STATES
Derivative [Line Items]
Date entered	Dec. 08, 2015
Notional amount (per month) | gal	84,000
Diesel rate paid | $ / gal	1.45
Diesel rate received variable	NY Harbor ULSD
Effective date	Jan. 01, 2016
Expiration date	Dec. 31, 2016
Foreign Exchange Contract One [Member]
Derivative [Line Items]
Date entered	Dec. 30, 2015
Effective date	Jan. 29, 2016
Notional amount	$ 7,500,000
Foreign currency exchange rate	1.3889